OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen Select Sector
Municipal Trust
Semiannual Report to Shareholders ▪ August 31, 2012
NYSE: VKL

2	Trust Performance
2	Trust Updates
3	Dividend Reinvestment Plan
4	Schedule of Investments
16	Financial Statements
19	Notes to Financial Statements
25	Financial Highlights
27	Approval of Investment Advisory and Sub-Advisory Agreements
29	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	5.17%

Trust at Market Value	3.28

Barclays Municipal Bond Index▼	2.94

Market Price Premium to NAV as of 8/31/12	2.18

Source(s): ▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 9, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $70,900,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 8, 2012, all of the Trust’s ARPS were redeemed in full.
Mergers and Redomestication
At a shareholder meeting held on September 25, 2012, shareholders approved the merger of each of the Trust, Invesco Municipal Premium Income Trust and Invesco Van Kampen Trust for Value Municipals (the “Target Funds”) into Invesco Van Kampen Municipal Opportunity Trust (the “Acquiring Fund”). Shareholders also approved the redomestication of the Trust to a Delaware statutory trust. The redomestication and mergers were completed on October 15, 2012, and common shares of the Target Funds were converted into newly issued common shares of the Acquiring Fund. VMTP shares of the Target Funds were converted into newly issued VMTP shares of the Acquiring Fund.

NYSE Symbol	VKL

2 Invesco Van Kampen Select Sector Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Transaction costs are low because the new shares are generally bought in blocks and the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any per share or service fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco Van Kampen Select Sector Municipal Trust

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–163.91%
Alabama–1.85%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	$750	$803,715

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	600	676,404

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(c)	5.20%	06/01/25	1,250	1,292,575

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	725	825,238

				3,597,932

Alaska–0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.00%	10/01/41	1,125	1,299,218

Arizona–6.24%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	1,065	1,107,685

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	610	720,026

Series 2008 B, Highway RB(b)	5.00%	07/01/26	915	1,074,494

Series 2011 A, Ref. Sub. Highway RB(b)	5.00%	07/01/36	945	1,079,247

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,183,251

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	250	266,680

Series 2010, RB	5.13%	05/15/40	500	533,030

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	1,000	1,057,170

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(d)(e)	5.00%	07/01/14	800	852,760

Navajo County Pollution Control Corp.;
Series 2009 C, PCR(d)(e)	5.50%	06/01/14	225	240,291

Series 2009 E, PCR(d)(e)	5.75%	06/01/16	275	310,899

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	240	251,148

Series 2009, Education RB	7.13%	01/01/45	220	231,200

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	750	809,070

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(c)	6.55%	12/01/37	800	837,216

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/28	750	867,495

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	700	718,445

				12,140,107

California–14.40%
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(b)	5.00%	04/01/39	1,905	2,146,954

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	300	160,341

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(b)	5.00%	12/01/24	275	330,094

Series 2008 AE, Water System RB(b)	5.00%	12/01/25	325	389,116

Series 2008 AE, Water System RB(b)	5.00%	12/01/26	325	387,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Series 2008 AE, Water System RB(b)	5.00%	12/01/27	$225	$265,302

Series 2008 AE, Water System RB(b)	5.00%	12/01/28	325	382,434

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	400	473,220

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(c)	5.30%	08/01/23	1,075	1,115,775

Series 2008 K, Home Mortgage RB(c)	5.45%	08/01/28	1,300	1,350,687

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(c)	5.00%	07/01/27	500	535,075

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	500	593,785

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	425	501,989

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	700	852,348

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	851,143

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	455	502,229

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	675	770,749

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	675	743,810

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	200	200,506

Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS–AGM)(a)	5.50%	10/01/18	1,405	1,586,610

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	5.50%	03/01/18	100	103,471

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS–NATL)(a)	5.50%	11/01/35	3,500	3,683,575

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	400	450,020

Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	600	694,074

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	580,608

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/36	2,295	2,642,991

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,103,240

Series 2011 F, Ref. Second Series RB(c)	5.00%	05/01/25	280	318,984

Series 2011 F, Ref. Second Series RB(c)	5.00%	05/01/26	560	633,707

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/36	1,215	1,400,543

San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	800	941,080

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(d)(e)	3.50%	05/31/13	500	500,615

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	750	834,008

				28,027,010

Colorado–5.56%
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS–SGI)(a)	5.50%	05/01/36	5,000	5,093,150

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	1,725	1,846,345

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	400	380,376

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	550	669,201

Series 2010, Private Activity RB	6.00%	01/15/34	450	524,282

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,588,020

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	708	718,344

				10,819,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–1.13%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2007, Ref. Water Facilities RB (INS–SGI)(a)(c)	5.10%	09/01/37	$1,375	$1,432,489

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(c)	5.00%	05/15/31	560	607,415

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	165	165,242

				2,205,146

District of Columbia–1.20%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	290	343,055

Series 2009, Hospital RB	6.38%	10/01/34	900	1,054,593

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	275	313,819

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	550	615,115

				2,326,582

Florida–7.41%
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	810	942,759

Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	1,000	1,070,800

Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	880	1,009,510

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	95	99,051

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(c)	5.13%	06/01/27	600	697,206

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.38%	10/01/33	350	379,579

Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.50%	10/01/38	775	843,960

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(d)(e)	5.15%	09/01/13	300	312,813

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	500	577,265

JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	1,000	1,141,310

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	2,181,700

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	230	272,035

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(h)	6.13%	05/01/35	40	0

Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	50	44,438

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	110	103,606

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	400	416,576

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	1,000	1,224,370

Series 2011, Ref. RB(b)	5.00%	10/01/31	915	1,063,093

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(d)(e)	5.35%	05/01/18	1,100	1,248,214

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(g)	5.75%	10/01/22	250	270,952

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	325	249,538

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	300	264,498

				14,413,273

Georgia–3.88%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	235	261,513

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	130	144,667

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	75	83,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	$1,250	$1,320,275

Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	2,019,899

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	450	555,565

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	500	615,075

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	450	549,270

Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(b)	5.00%	09/01/29	1,200	1,386,144

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	610,680

				7,546,659

Hawaii–0.99%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,110,070

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	750	825,653

				1,935,723

Idaho–0.83%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	250	296,485

Series 2008 A, RB	6.75%	11/01/37	400	474,568

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	305	311,423

Regents of the University of Idaho; Series 2011, Ref. General RB(d)(e)	5.25%	04/01/21	445	525,799

				1,608,275

Illinois–19.08%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	500	479,150

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	270	288,266

Chicago (City of) (O’Hare International Airport);
Series 2001 A, Second Lien Passenger Facility Charge RB (INS–AMBAC)(a)(c)	5.38%	01/01/32	2,540	2,554,402

Series 2002 A, Ref. Third Lien General Airport RB (INS–NATL)(a)(c)	5.38%	01/01/32	2,000	2,002,720

Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/33	1,400	1,513,680

Series 2012 B, Ref. Passenger Facility Charge RB(c)	5.00%	01/01/30	1,820	2,001,436

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/27	2,750	3,082,337

Series 2011 A, Unlimited Tax GO Bonds(b)	5.00%	12/01/41	445	484,302

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	1,365	1,564,495

Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	1,425	1,615,295

Series 2011, COP	7.13%	05/01/21	150	164,540

Series 2011, COP	7.13%	05/01/21	225	246,809

Series 2011 A, Sales Tax RB(b)	5.25%	01/01/38	690	791,023

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	900	1,020,069

Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/15	285	341,880

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/13	300	306,063

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	750	829,492

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	870	1,018,779

Series 2009 A, RB(b)	5.75%	08/15/30	500	585,905

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,000	2,188,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	$600	$600,336

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	3,000	3,257,610

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	500	582,545

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	750	948,952

Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS–AMBAC)(a)	5.25%	08/01/22	1,185	1,186,813

Series 2007 A, RB	5.50%	08/01/37	1,000	1,080,910

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(a)	5.00%	11/15/31	620	627,632

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	550	623,519

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/41	855	970,835

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(c)	5.05%	08/01/29	1,335	1,417,690

Peoria (County of); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	12/15/41	1,050	1,155,672

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,175	1,372,929

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(c)	7.00%	12/01/42	220	228,177

				37,133,183

Indiana–4.71%
East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS–AMBAC)(a)	6.25%	01/05/16	1,845	1,979,667

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)	5.00%	11/15/36	4,600	4,914,778

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	835	961,519

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	600	661,644

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	652,755

				9,170,363

Iowa–0.59%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,151,010

Kansas–3.26%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	10/01/21	70	72,645

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,487,925

Series 2009 C, Hospital RB(b)	5.75%	11/15/38	1,000	1,171,660

Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS–NATL)(a)	5.30%	06/01/31	3,500	3,619,280

				6,351,510

Kentucky–2.52%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	600	671,880

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	475	563,245

Series 2010 A, Hospital RB	6.50%	03/01/45	600	715,152

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/24	600	705,840

Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/25	660	773,032

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	1,405	1,473,480

				4,902,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–1.93%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(h)	5.25%	07/01/17	$371	$148,456

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	400	427,332

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(a)	6.75%	06/01/26	750	902,887

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB(c)(d)(e)	5.25%	03/01/13	750	763,290

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(d)(e)	4.00%	06/01/22	500	538,250

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	925	981,342

				3,761,557

Maryland–1.21%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	803,202

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	800	848,432

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	375	410,539

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	265	285,018

				2,347,191

Massachusetts–4.40%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,269,250

Massachusetts (State of) Development Finance Agency (American Hingham); Series 1995, Water Treatment RB(c)	6.75%	12/01/20	1,145	1,146,820

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	650	709,728

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	160	119,205

Series 2011 A-2, RB	5.50%	11/15/46	8	5,422

Series 2011 B, RB(f)	0.00%	11/15/56	42	220

Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS–NATL)(a)	5.63%	01/01/15	2,000	2,020,540

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	240	160,822

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	300	379,572

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(b)	5.00%	10/15/35	1,485	1,745,707

				8,557,286

Michigan–0.80%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.00%	07/01/27	800	959,400

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(d)(e)	5.25%	01/15/14	325	344,562

Series 2008 A, RB(d)(e)	5.50%	01/15/15	225	249,302

				1,553,264

Minnesota–0.68%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	650	781,944

Series 2008 A, Health Care System RB	6.63%	11/15/28	450	539,316

				1,321,260

Missouri–3.02%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,236

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	551,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	$500	$508,580

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	275	328,204

Series 2011 A, Ref. RB	5.50%	09/01/28	550	654,164

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75SM Retirement Community RB	7.50%	11/15/16	650	653,445

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,000	1,022,430

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	375	399,019

St. Charles (City of); Series 2003 B, COP(d)(i)	5.50%	05/01/13	1,250	1,293,550

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	250	252,925

				5,868,808

Nebraska–1.38%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	1,000	1,148,300

Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/36	1,335	1,539,242

				2,687,542

Nevada–0.53%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(a)(c)	5.25%	07/01/34	1,000	1,024,860

New Jersey–0.34%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	600	665,850

New Mexico–2.50%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)(e)	5.20%	06/01/20	500	570,895

Series 2010 C, Ref. PCR	5.90%	06/01/40	750	831,713

Jicarilla Apache Nation;
Series 2003 A, RB(g)	5.00%	09/01/18	1,500	1,563,600

Series 2003 A, RB(g)	5.50%	09/01/23	1,250	1,297,462

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	500	594,875

				4,858,545

New York–19.36%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	500	581,585

Series 2009, PILOT RB	6.38%	07/15/43	210	245,503

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,354,280

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,750	1,834,167

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	750	874,530

New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB(b)(c)	5.00%	11/01/28	6,300	7,026,642

One Hundred Forty-Fourth Series 2006, Consolidated RB(b)	5.00%	10/01/35	6,900	7,875,660

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,784,408

New York (City of) Transitional Finance Authority; Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	2,000	2,301,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	$5	$5,028

Series 2005 E-3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(j)(k)	0.15%	08/01/34	3,890	3,890,000

Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/26	1,700	1,976,199

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/30	810	952,908

New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/26	700	840,462

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/27	750	893,745

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/28	1,600	1,911,872

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/29	1,350	1,590,395

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	660	723,142

				37,662,226

North Carolina–2.32%
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,168,180

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	150	148,420

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/36	1,035	1,191,513

				4,508,113

North Dakota–0.28%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	500	548,710

Ohio–6.15%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	880	988,108

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/36	885	977,288

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	300	353,403

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	04/01/24	1,125	1,256,918

Series 2006 A, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	1,050	1,173,533

Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	1,050	1,173,596

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	565	599,454

Series 2009 A, RB	6.25%	11/15/39	350	371,270

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(d)(e)	5.80%	12/01/19	1,000	1,143,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,500	1,743,345

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	575	652,337

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(i)	6.75%	01/15/15	850	977,194

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)(e)	5.88%	06/01/16	500	563,545

				11,972,991

Oklahoma–0.27%
McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS–AGM)(a)(f)	0.00%	02/01/31	1,000	520,700

Pennsylvania–1.47%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	500	553,395

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	900	974,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/28	$850	$850,731

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/34	500	490,180

				2,868,907

Puerto Rico–3.99%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	655	664,360

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	450	452,889

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	360	394,258

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,100	1,199,737

Series 2010 XX, RB	5.25%	07/01/40	800	832,488

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	750	802,920

First Subseries 2010 A, RB	5.50%	08/01/42	850	918,918

First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,499,178

				7,764,748

South Carolina–9.07%
Beaufort (County of) (New River Redevelopment Area); Series 2002, Tax Increment Allocation RB (INS–NATL)(a)	5.50%	06/01/20	2,420	2,444,224

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(b)	5.25%	12/01/25	10,000	11,208,000

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	1,000	1,101,050

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS–AMBAC)(a)	5.20%	11/01/27	1,500	1,509,690

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/47	178	127,251

Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	76	377

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(b)	5.00%	01/01/33	1,080	1,248,923

				17,639,515

Tennessee–1.15%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	750	792,435

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	1,300	1,438,814

				2,231,249

Texas–15.17%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	575	616,492

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	500	587,440

Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	575	680,098

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Improvement RB (INS–NATL)(a)(c)	5.75%	11/01/18	90	90,336

Series 2002 C, Joint Improvement RB (INS–NATL)(a)(c)	6.00%	11/01/23	205	205,808

Series 2003 A, Joint RB (INS–AGM)(a)(c)	5.50%	11/01/21	2,000	2,097,220

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	1,900	2,071,703

Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(b)	5.00%	11/01/36	945	1,088,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(b)	5.00%	08/15/28	$1,500	$1,754,205

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	300	375,357

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	400	445,444

Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	3,000	3,415,680

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/31	1,035	1,231,091

Series 2012, Ref. First Lien Combined Utility System RB(d)(e)	0.92%	06/01/17	500	500,000

Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	1,200	1,280,376

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	575	637,083

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(d)(e)	5.60%	03/01/14	1,250	1,310,087

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	360	430,376

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	540	611,491

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	1,000	1,106,240

Series 2008 L-2, Ref. First Tier System RB(d)(e)	6.00%	01/01/13	600	610,716

Series 2011 A, Special Projects System RB(b)	5.50%	09/01/36	1,050	1,255,244

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	195	201,525

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	1,000	1,033,220

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	6.25%	07/01/28	1,200	1,429,092

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)	5.00%	04/01/28	2,215	2,622,826

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,167,200

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	560	673,646

				29,528,494

Virgin Islands–0.57%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,107,900

Virginia–1.54%
Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS–AMBAC)(a)	5.00%	07/15/15	1,000	1,083,050

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(i)	5.50%	06/01/26	1,255	1,368,151

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(c)	5.50%	01/01/42	500	553,165

				3,004,366

Washington–7.57%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(c)	5.50%	07/01/26	550	658,103

Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	3,000	2,623,020

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	750	885,938

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS–NATL)(a)	5.25%	09/01/33	5,000	5,119,700

Washington (State of) (SR 520 Corridor Program–Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/33	600	703,056

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/41	840	925,672

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(i)	6.25%	05/15/21	375	519,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(g)	6.00%	01/01/27	$560	$595,851

Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,365	2,696,549

				14,727,185

West Virginia–1.88%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(c)	5.50%	10/15/37	1,750	1,837,325

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	400	424,396

Series 2008, RB	6.25%	10/01/23	425	450,492

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	400	444,276

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	450	495,562

				3,652,051

Wisconsin–1.72%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	175	190,377

Series 2007 B, Collateralized Utility RB(c)	5.75%	11/01/37	150	158,619

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)(e)	5.13%	08/15/16	500	558,285

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	720	841,515

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(b)(c)	5.30%	09/01/23	1,000	1,089,660

Series 2008 A, Home Ownership RB(b)(c)	5.50%	09/01/28	72	77,170

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	370	439,560

				3,355,186

Wyoming–0.29%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	500	570,638

TOTAL INVESTMENTS(l)–163.91% (Cost $294,334,073)				318,937,480

FLOATING RATE NOTE OBLIGATIONS–(28.87%)
Notes with interest rates ranging from 0.15% to 0.34% at 08/31/12 and contractual maturities of collateral ranging from 09/01/23 to 12/15/41 (See Note 1J)(m)				(56,170,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.44%)				(70,900,000)

OTHER ASSETS LESS LIABILITIES–1.40%				2,718,001

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$194,585,481

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit

MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Select Sector Municipal Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $3,831,336, which represented 1.97% of the Trust’s Net Assets.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $148,456, which represented less than 1% of the Trust’s Net Assets
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.2%

National Public Finance Guarantee Crop.	6.0

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $101,980,127 are held by Dealer Trusts and serve as collateral for the $56,170,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	89.3%

General Obligation Bonds	8.2

Pre-refunded Bonds	1.3

Other	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Select Sector Municipal Trust

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $294,334,073)	$318,937,480

Receivable for:
Investments sold	1,562,486

Interest	3,804,798

Deferred offering costs	178,693

Other assets	15,625

Total assets	324,499,082

Liabilities:
Floating rate note obligations	56,170,000

Variable rate muni term preferred shares ($0.01 par value, 709 issued with liquidation preference of $100,000 per share)	70,900,000

Payable for:
Investments purchased	1,980,761

Amount due custodian	711,351

Income distributions — preferred and common shares	31,519

Accrued fees to affiliates	20

Accrued other operating expenses	45,621

Accrued interest expense	74,329

Total liabilities	129,913,601

Net assets applicable to common shares	$194,585,481

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$203,894,684

Undistributed net investment income	1,646,349

Undistributed net realized gain (loss)	(35,558,959)

Unrealized appreciation	24,603,407

$194,585,481

Common shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	15,190,715

Net asset value per common share	$12.81

Market value per common share	$13.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Select Sector Municipal Trust

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$7,403,262

Expenses:
Advisory fees	883,460

Administrative services fees	25,205

Custodian fees	3,559

Interest, facilities and maintenance fees	641,139

Transfer agent fees	7,655

Trustees’ and officers’ fees and benefits	12,364

Other	132,200

Total expenses	1,705,582

Net investment income	5,697,680

Realized and unrealized gain from:
Net realized gain from investment securities	5,531

Change in net unrealized appreciation of investment securities	4,112,802

Net realized and unrealized gain	4,118,333

Net increase in net assets resulting from operations	9,816,013

Distributions to preferred shareholders from net investment income	(46,376)

Net increase in net assets from operations applicable to common shares	$9,769,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Select Sector Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$5,697,680	$12,691,444

Net realized gain (loss)	5,531	(4,401,130)

Change in net unrealized appreciation	4,112,802	30,035,252

Distributions to preferred shareholders from net investment income	(46,376)	(209,318)

Net increase in net assets from operations applicable to common shares	9,769,637	38,116,248

Distributions to shareholders from net investment income	(6,653,533)	(13,307,067)

Net increase in net assets applicable to common shares resulting from investment activities	3,116,104	24,809,181

Net assets applicable to common shares:
Beginning of period	191,469,377	166,660,196

End of period (includes undistributed net investment income of $1,646,349 and $2,648,578, respectively)	$194,585,481	$191,469,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Select Sector Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$9,769,637

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(7,860,064)

Proceeds from sales of investments	11,146,575

Amortization of premium	435,610

Accretion of discount	(72,016)

Increase in receivables and other assets	(186,699)

Decrease in accrued expenses and other payables	(88,650)

Net realized gain from investment securities	(5,531)

Net change in unrealized appreciation on investment securities	(4,112,802)

Net cash provided by operating activities	9,026,060

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(6,652,367)

Decrease in payable for amount due custodian	(2,288,693)

Increase in VMTP shares, at liquidation value	70,900,000

Net proceeds from the redemption of preferred shares	(70,950,000)

Net proceeds from floating rate note obligations	(35,000)

Net cash provided by (used in) financing activities	(9,026,060)

Net increase in cash	—

Cash at beginning of period	—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$816,937

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Select Sector Municipal Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Trust’s primary investment objective is to seek to provide a high level of current income which is exempt from federal income tax, consistent with preservation of capital.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading

19        Invesco Van Kampen Select Sector Municipal Trust

in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing

20        Invesco Van Kampen Select Sector Municipal Trust

floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets including current preferred shares and leverage entered into to retire previously issued preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.07%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities, maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The agreement was terminated on June 30, 2012. The adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

21        Invesco Van Kampen Select Sector Municipal Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$318,937,480	$—	$318,937,480

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities sales of $5,600,496.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2012, the Trust paid legal fees of $81,220 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is of counsel with the firm.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $56,253,667 and 1.01%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22        Invesco Van Kampen Select Sector Municipal Trust

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2015	$1,589,212	$—	$1,589,212

February 29, 2016	15,442,819	—	15,442,819

February 28, 2017	11,235,010	—	11,235,010

February 28, 2018	2,913,579	—	2,913,579

February 28, 2019	485,791	—	485,791

No expiration	—	1,607,720	1,607,720

	$31,666,411	$1,607,720	$33,274,131

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $17,504,719 and $12,687,676, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,798,691

Aggregate unrealized (depreciation) of investment securities	(2,474,554)

Net unrealized appreciation of investment securities	$24,324,137

Cost of investments for tax purposes is $294,613,343.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31,	February 29,
	2012	2012

Beginning shares	15,190,715	15,190,715

Shares issued through dividend reinvestment	—	—

Ending shares	15,190,715	15,190,715

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). On May 18, 2012 through June 8, 2012, the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with cash and proceeds received from the issuance of VMTP Shares
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

Range of
Series	Dividend Rates†

A	0.180-0.346%

B	0.249-0.332

C	0.194-0.346

D	0.152-0.346

†	For the period March 1, 2012 through June 8, 2012,

23        Invesco Van Kampen Select Sector Municipal Trust

  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of ARPS at liquidation value.
  Beginning February 13, 2008 and continuing through August 31, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.
  Transactions in ARPS were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	374	$9,350,000	374	$9,350,000	1,100	$27,500,000	990	$24,750,000

Shares redeemed	(374)	(9,350,000)	(374)	(9,350,000)	(1,100)	(27,500,000)	(990)	(24,750,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—	—	$—

NOTE 11—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 709 Series 2015/6-VKL VMTP Shares, with liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the securities Act of 1933. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and redemption premium, if any.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $70,900,000 and 1.27%, respectively.
  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares, which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 12—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.073	September 18, 2012	September 28, 2012

October 8, 2012	0.073	October 12, 2012	October 31, 2012

24        Invesco Van Kampen Select Sector Municipal Trust

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009	2008	2007

Net asset value per common share, beginning of period	$12.60		$10.97	$12.24		$11.47	$9.41	$13.68	$14.54

Net investment income(a)	0.38		0.84	0.30		0.91	0.97	1.05	0.99

Net gains (losses) on securities (both realized and unrealized)	0.27		1.68	(1.27)		0.75	1.88	(4.33)	(0.86)

Distributions paid to preferred shareholders from net investment income(a)	(0.00)		(0.01)	(0.01)		(0.02)	(0.06)	(0.30)	(0.31)

Total from investment operations	0.65		2.51	(0.98)		1.64	2.79	(3.58)	(0.18)

Less dividends paid to common shareholders from net investment income	(0.44)		(0.88)	(0.29)		(0.87)	(0.73)	(0.69)	(0.68)

Net asset value per common share, end of period	$12.81		$12.60	$10.97		$12.24	$11.47	$9.41	$13.68

Market value per common share, end of period	$13.10		$13.11	$11.00		$12.83	$10.84	$9.20	$12.19

Total return at net asset value(b)	5.11%		23.59%	(8.02)%		14.58%

Total return at market value(c)	3.28%		28.24%	(12.01)%		27.08%	27.20%	(19.88)%	0.66%

Net assets applicable to common shares, end of period (000’s omitted)	$194,585		$191,469	$166,660		$185,869	$174,205	$142,947	$209,917

Portfolio turnover rate(d)	1%		14%	2%		12%	17%	55%	23%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	1.77	%(f)	1.31%	1.36	%(g)(h)	1.37%	1.55%	2.15%	2.27%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(i)	1.11	%(f)	1.08%	1.07	%(g)(h)	1.16%	1.20%	1.04%	1.06%

Without fee waivers and/or expense reimbursements(e)	1.77	%(f)	1.36%	1.37	%(g)(h)	1.47%	1.74%	2.32%	2.41%

Ratio of net investment income before preferred share dividends	5.90	%(f)	7.15%	8.07	%(g)	7.65%	9.59%	8.52%	6.96%

Preferred share dividends	0.05	%(f)	0.12%	0.20	%(g)

Ratio of net investment income after preferred share dividends	5.85	%(f)	7.03%	7.87	%(g)	7.46%	9.00%	6.09%	4.79%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$70,900		$70,950	$83,850		$83,850(k )	$95,900(k )	$103,200(k )	$129,000(k )

Asset coverage per preferred share(j)(l)	$374,451		$92,466	$74,690		$80,422	$70,418	$59,684	$65,715

Liquidating preference per preferred share(j)	$100,000		$25,000	$25,000		$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $191,439
(g)	Annualized.
(h)	Ratios include an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been higher by 0.06%.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Total shares outstanding for the years ended October 31, 2010, 2009, 2008 and 2007 were 3,354, 3,836, 4,128 and 5,160, respectively.
(l)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

25        Invesco Van Kampen Select Sector Municipal Trust

NOTE 14—Subsequent Event

The Board of Trustees (the “Board”) and the shareholders of the Trust have approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board and the shareholders also approved an Agreement and Plan of Merger pursuant to which the Trust merged with and into Invesco Van Kampen Municipal Opportunity Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust became assets and liabilities of the Acquiring Trust, the Trust’s shareholders became shareholders of the Acquiring Trust and the Trust ceased operations. The Redomestication and Merger were consummated on October 15, 2012.

26        Invesco Van Kampen Select Sector Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Select Sector Municipal Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds. The Board also considered materials it had received in approving the proposed reorganization of the Fund into a closed-end fund overseen by the Board and advised by Invesco Advisers.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the second quintile for the two and three year periods, and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, two and three year periods and below the performance of the index for the five and ten year periods. When

27        Invesco Van Kampen Select Sector Municipal Trust

considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco Van Kampen Select Sector Municipal Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Select Sector Municipal Trust (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect two Class III Trustees, one by the holders of Common Shares and Preferred Shares voting together as a single class, and one Class III Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until his or her successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	Colin D. Meadows	13,672,754	702,484
	R. Craig Kennedy	13,723,395	651,843
	Hugo F. Sonnenschein(P)	709	0

The Meeting was adjourned until August 14, 2012, with respect to the following proposals:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Common Shares and Preferred Shares voting separately.

(2)	Approval of an Agreement and Plan of Merger that provides for the Fund to merge with and into Invesco Van Kampen Municipal Opportunity Trust by holders of Common Shares and Preferred Shares voting separately.

The results of the voting on the above matters were as follows:

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstain	Non-Votes

(1)	Common Shares	7,912,967	329,715	200,927	6,071,846
	Preferred Shares	709	0	0	0
(2)	Common Shares	7,857,112	361,337	225,160	6,071,846
	Preferred Shares	709	0	0	0

(P)	Election of Trustee by preferred shareholders only.

29        Invesco Van Kampen Select Sector Municipal Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-08000	VK-CE-SSMUNI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.